                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                   (FORMERLY THE TRAVELERS INSURANCE COMPANY)
                 METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                (FORMERLY THE TRAVELERS LIFE AND ANNUITY COMPANY) METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES

                            PREMIER ADVISERS ANNUITY
                           PREMIER ADVISERS II ANNUITY
                    PREMIER ADVISERS -- ASSETMANAGER ANNUITY
                          PREMIER ADVISERS III ANNUITY
                           PREMIER ADVISERS L ANNUITY

                       SUPPLEMENT DATED NOVEMBER 13, 2006
                                     TO THE
                 PROSPECTUSES DATED MAY 1, 2006, AS SUPPLEMENTED


This supplements the information contained in the Prospectuses for the variable annuity contracts listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

1.   VARIABLE FUNDING OPTION SUBSTITUTION

Effective on or about November 13, 2006, the Replacement Funds in the table below were substituted for the corresponding Prior Funds (one or more of which was available under your Contract).

For existing Contract Owners the substitution had no effect on the account value in the Variable Funding Option. However, the number of units received in the Replacement Funds may be different than the number of units held in the Prior Funds, due to differences in the unit values. Any elections existing Contract Owners had on file for the Prior Funds for the allocation of account value have been redirected to the corresponding Replacement Funds. References in the Prospectus and Statement of Additional Information to the Prior Fund shall be deemed to refer to the Replacement Fund, including references to the Monitored Portfolios in the "TRANSFERS" section of the Prospectus.


          PRIOR FUND                                              REPLACEMENT FUND
-------------------------------------------          -----------------------------------------
Universal Institutional Funds -- U.S. Real           Neuberger Berman Real Estate Portfolio --
Estate Securities -- Class I                         Class A

Universal Institutional Funds -- Equity and          MFS Total Return Portfolio -- Class F
Income Portfolio -- Class II

Universal Institutional Funds -- Global              Oppenheimer Global Equity Portfolio --
Franchise Portfolio -- Class II                      Class B

The following information is added, as applicable, to the table in the "UNDERLYING FUND FEES AND EXPENSES" section of the Prospectuses and replaces such information for the corresponding Prior Fund:

                                                   DISTRIBUTION                     TOTAL          CONTRACTUAL FEE     NET TOTAL
                                                     AND/OR                         ANNUAL             WAIVER           ANNUAL
                                   MANAGEMENT    SERVICE (12b-1)    OTHER         OPERATING        AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                      FEE             FEES         EXPENSES        EXPENSES        REIMBURSEMENT       EXPENSES
------------------------------     ----------    ---------------   --------       ---------        ---------------    ----------
MET INVESTORS SERIES TRUST
   Neuberger BermanReal
      Estate Portfolio --
      Class A.................       0.67%              --           0.03%          0.70%                --             0.70%
METROPOLITAN SERIES FUND, INC.
   MFS Total Return
      Portfolio --
      Class F.................       0.57%            0.20%          0.16%          0.93%                --             0.93%
    Oppenheimer Global
      Equity Portfolio --
      Class B.................       0.60%            0.25%          0.33%          1.18%                --             1.18%


The following information is added, as applicable, to the table that appears under "THE VARIABLE FUNDING OPTIONS" section of the Prospectuses and replaces such information for the corresponding Prior Fund:

          FUNDING                                      INVESTMENT                                         INVESTMENT
          OPTION                                       OBJECTIVE                                      ADVISER/SUBADVISER
-------------------------------        --------------------------------------------       ----------------------------------------
MET INVESTORS SERIES TRUST
   Neuberger Berman Real Estate        Total return through investment in real            Neuberger Berman Management Inc.
    Portfolio -- Class A               estate securities, emphasizing both capital
                                       appreciation and current income.
METROPOLITAN SERIES FUND, INC.
   MFS Total Return Portfolio --       Favorable total return through investment in       Massachusetts Financial Services Company
    Class F                            a diversified portfolio.
   Oppenheimer Global Equity
    Portfolio -- Class B               Capital appreciation.                              OppenheimerFunds, Inc.

2.   MERGER OF PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Effective on or about October 20, 2006, the principal underwriter and distributor of the Contracts, MLI Distribution LLC, merged with and into MetLife Investors Distribution Company. MetLife Investors Distribution Company is a wholly-owned subsidiary of MetLife Investors Group, Inc., which in turn is a wholly-owned subsidiary of MetLife, Inc. MetLife Investors Distribution Company's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. It is not anticipated that the merger will have an impact on the distribution of the Contracts or the level of compensation paid in connection with such distribution. References in the Prospectus and Statement of Additional Information to the principal underwriter and distributor of the Contracts shall be deemed to refer to MetLife Investors Distribution Company.

3.   CLOSED VARIABLE FUNDING OPTION

For owners of Premier Advisers II, Premier Advisers III and Premier Advisers L only, effective on or about November 13, 2006, the Universal Institutional Funds, Inc. Global Value Equity Portfolio is no longer available for allocations of new purchase payments or transfers of contract value (excluding dollar cost averaging and automatic rebalancing allocations in existence at the time of closing).